Equity-Accounted Joint Ventures - MALT Joint Venture - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2025	Dec. 31, 2025 vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2025 lease	Dec. 31, 2024 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)						33.00%
Asset Impairment Charges	$ 7.5
Number of vessels			16		2	15
Malt Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		52.00%				52.00%
Principal amount outstanding on secured loan facilities and finance leases				$ 69.6		$ 82.6
Carrying value of guarantee liability				0.2		0.3
Difference between carrying amount and book value				67.5		$ 71.2
Number of vessels | vessel			6
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		50.00%				50.00%
Principal amount outstanding on secured loan facilities and finance leases				164.7		$ 190.7
Carrying value of guarantee liability				1.1		0.7
Difference between carrying amount and book value				6.4		$ 8.4
Number of vessels | vessel			18
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		20.00%				20.00%
Difference between carrying amount and book value				$ 7.6		$ 8.0
Number of vessels | vessel			4